K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 14, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924 and 811-06618
Post-Effective Amendment No. 67

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of First Investors Equity Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 67 to the Trust’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 67”) relating to the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the First Investors Special Situations Fund (the “Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The sole purpose of this filing is to reflect changes to the investment strategy of the Fund.  Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 67 will become effective on January 13, 2014.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.